UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 1.8%
1,435	Aerovironment, Inc.*	$35,932
1,502	Alliant Techsystems, Inc.*	103,323
4,143	DigitalGlobe, Inc.*	115,880
1,743	United Technologies Corp.	117,443

		372,578

Beverages — 3.8%
6,716	Hansen Natural Corp.*	262,260
8,375	PepsiCo., Inc.	526,704

		788,964

Biotechnology* — 3.9%
7,534	Amylin Pharmaceuticals, Inc.	124,462
5,158	Biogen Idec, Inc.	244,644
7,774	Gilead Sciences, Inc.	279,242
9,469	Talecris Biotherapeutics Holdings Corp.	156,996

		805,344

Capital Markets — 3.9%
3,572	Evercore Partners, Inc.	116,447
2,321	Lazard Ltd.	73,204
5,236	Morgan Stanley & Co.	141,948
6,336	Northern Trust Corp.	321,932
9,681	The Charles Schwab Corp.	158,188

		811,719

Chemicals — 1.7%
2,173	Ecolab, Inc.	102,631
2,041	Praxair, Inc.	158,381
4,448	STR Holdings, Inc.*	94,342

		355,354

Commercial Services & Supplies — 1.9%
4,202	Healthcare Services Group, Inc.	84,502
12,684	Iron Mountain, Inc.	311,012

		395,514

Communications Equipment — 4.6%
6,222	Calix, Inc.*	76,095
19,248	Cisco Systems, Inc.*	445,784
12,199	QUALCOMM, Inc.	433,796

		955,675

Computers & Peripherals — 5.6%
3,476	Apple, Inc.*	893,888
2,668	Hewlett-Packard Co.	122,755
3,836	NetApp, Inc.*	144,540

		1,161,183

Consumer Finance* — 1.5%
27,500	SLM Corp.	305,525

Shares	Description	Value
Common Stocks — (continued)
Diversified Financial Services — 2.2%
682	CME Group, Inc.	$215,955
897	IntercontinentalExchange, Inc.*	104,169
3,609	JPMorgan Chase & Co.	142,844

		462,968

Diversified Telecommunication Services* — 0.6%
6,907	tw telecom, inc.	120,803

Electrical Equipment — 0.8%
1,155	Rockwell Automation, Inc.	61,712
1,981	Roper Industries, Inc.	114,937

		176,649

Electronic Equipment, Instruments & Components — 1.2%
3,565	Amphenol Corp.	151,156
3,852	FLIR Systems, Inc.*	109,743

		260,899

Energy Equipment & Services — 4.9%
4,703	Cameron International Corp.*	170,249
788	Core Laboratories NV	107,152
1,902	Dril-Quip, Inc.*	92,646
11,425	Halliburton Co.	283,683
6,634	Schlumberger Ltd.	372,499

		1,026,229

Food & Staples Retailing — 1.1%
3,935	Costco Wholesale Corp.	229,214

Food Products — 0.3%
2,444	Kraft Foods, Inc.	69,898

Health Care Equipment & Supplies — 4.1%
7,902	Baxter International, Inc.	333,702
1,552	C.R. Bard, Inc.	125,665
5,902	CareFusion Corp.*	150,029
6,735	St. Jude Medical, Inc.*	251,485

		860,881

Health Care Providers & Services* — 1.6%
7,523	Emdeon, Inc.	101,711
1,581	Express Scripts, Inc.	159,049
1,472	Henry Schein, Inc.	83,035

		343,795

Hotels, Restaurants & Leisure — 1.6%
1,900	Choice Hotels International, Inc.	63,289
4,116	McDonald’s Corp.	275,237

		338,526

Household Durables — 1.2%
2,144	Fortune Brands, Inc.	101,733
8,555	Newell Rubbermaid, Inc.	142,526

		244,259

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Products — 3.2%
3,320	Energizer Holdings, Inc.*	$186,551
8,048	The Procter & Gamble Co.	491,652

		678,203

Internet & Catalog Retail* — 0.5%
1,005	Netflix, Inc.	111,706

Internet Software & Services* — 2.9%
2,655	Equinix, Inc.	244,287
758	Google, Inc.	367,766

		612,053

IT Services — 5.0%
2,191	Cognizant Technology Solutions Corp.*	109,637
7,602	Echo Global Logistics, Inc.*	99,738
8,565	Genpact Ltd.*	144,663
4,767	Global Payments, Inc.	201,120
1,217	MasterCard, Inc.	245,554
1,137	Visa, Inc.	82,387
9,580	Western Union Co.	152,897

		1,035,996

Life Sciences Tools & Services* — 2.1%
7,174	Charles River Laboratories International, Inc.	240,616
3,727	Thermo Fisher Scientific, Inc.	194,028

		434,644

Machinery — 1.7%
1,257	Danaher Corp.	99,781
20,937	Energy Recovery, Inc.*	74,954
2,622	IDEX Corp.	80,076
3,771	Kennametal, Inc.	106,380

		361,191

Media* — 1.0%
3,450	Lamar Advertising Co.	101,672
3,387	Viacom, Inc. Class B	113,837

		215,509

Multiline Retail — 1.1%
4,095	Target Corp.	223,300

Oil, Gas & Consumable Fuels — 3.7%
1,898	Occidental Petroleum Corp.	156,604
8,296	Petrohawk Energy Corp.*	159,532
7,936	Southwestern Energy Co.*	298,473
1,781	Whiting Petroleum Corp.*	149,088

		763,697

Paper & Forest Products — 0.9%
3,492	Schweitzer-Mauduit International, Inc.	192,758

Personal Products — 0.8%
6,351	Avon Products, Inc.	168,238

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 3.0%
9,089	Johnson & Johnson	$529,889
1,695	Teva Pharmaceutical Industries Ltd. ADR	92,920

		622,809

Professional Services* — 0.5%
3,258	Verisk Analytics, Inc.	98,554

Real Estate Management & Development* — 1.2%
15,428	CB Richard Ellis Group, Inc.	244,225

Semiconductors & Semiconductor Equipment — 4.0%
5,057	Altera Corp.	119,194
9,381	Broadcom Corp.	323,832
8,472	FormFactor, Inc.*	109,035
3,840	Linear Technology Corp.	107,366
6,856	Xilinx, Inc.	167,629

		827,056

Software — 6.9%
2,861	Citrix Systems, Inc.*	124,768
27,657	Microsoft Corp.	713,551
20,105	Oracle Corp.	453,770
1,662	Salesforce.com, Inc.*	143,813

		1,435,902

Specialty Retail — 6.7%
2,336	Advance Auto Parts, Inc.	120,911
3,569	Bed Bath & Beyond, Inc.*	160,141
4,070	Dick’s Sporting Goods, Inc.*	116,036
12,110	GameStop Corp.*	275,987
10,362	Lowe’s Cos., Inc.	256,459
4,906	PetSmart, Inc.	155,815
14,162	Staples, Inc.	304,766

		1,390,115

Textiles, Apparel & Luxury Goods — 3.5%
2,146	Coach, Inc.	88,222
3,056	NIKE, Inc. Class B	221,194
2,966	Phillips-Van Heusen Corp.	162,329
2,964	Polo Ralph Lauren Corp.	257,453

		729,198

Thrifts & Mortgage Finance — 0.7%
10,479	People’s United Financial, Inc.	146,392

Wireless Telecommunication Services* — 1.8%
6,457	American Tower Corp.	261,702
3,278	Crown Castle International Corp.	121,385

		383,087

TOTAL INVESTMENTS — 99.5%		$20,760,610

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		94,022

NET ASSETS — 100.0%		$20,854,632

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS ALL CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$19,319,305

Gross unrealized gain	2,606,457
Gross unrealized loss	(1,165,152)

Net unrealized security gain	$1,441,305

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.2%
221,981	United Technologies Corp.	$14,957,080

Beverages — 5.0%
773,431	PepsiCo., Inc.	48,641,076
288,500	The Coca-Cola Co.	14,828,900

		63,469,976

Biotechnology* — 2.9%
357,518	Biogen Idec, Inc.	16,957,079
569,176	Gilead Sciences, Inc.	20,444,802

		37,401,881

Capital Markets — 3.9%
426,500	Morgan Stanley & Co.	11,562,415
410,800	Northern Trust Corp.	20,872,748
1,075,486	The Charles Schwab Corp.	17,573,441

		50,008,604

Chemicals — 2.5%
305,269	Ecolab, Inc.	14,417,855
231,700	Praxair, Inc.	17,979,920

		32,397,775

Commercial Services & Supplies — 1.7%
873,543	Iron Mountain, Inc.	21,419,274

Communications Equipment — 5.9%
1,720,813	Cisco Systems, Inc.*	39,854,029
984,412	QUALCOMM, Inc.	35,005,691

		74,859,720

Computers & Peripherals* — 5.8%
256,291	Apple, Inc.	65,907,794
200,659	NetApp, Inc.	7,560,831

		73,468,625

Consumer Finance* — 1.2%
1,334,721	SLM Corp.	14,828,750

Diversified Financial Services — 2.8%
68,113	CME Group, Inc.	21,567,981
344,300	JPMorgan Chase & Co.	13,627,394

		35,195,375

Electronic Equipment, Instruments & Components — 1.4%
412,821	Amphenol Corp.	17,503,610

Energy Equipment & Services — 4.6%
794,998	Halliburton Co.	19,739,801
695,688	Schlumberger Ltd.	39,062,881

		58,802,682

Food & Staples Retailing — 2.2%
473,964	Costco Wholesale Corp.	27,608,403

Shares	Description	Value
Common Stocks — (continued)
Food Products — 0.9%
385,247	Kraft Foods, Inc.	$11,018,064

Health Care Equipment & Supplies — 4.1%
754,607	Baxter International, Inc.	31,867,054
565,807	St. Jude Medical, Inc.*	21,127,233

		52,994,287

Health Care Providers & Services* — 1.0%
129,904	Express Scripts, Inc.	13,068,342

Hotels , Restaurants & Leisure — 1.7%
334,875	McDonald’s Corp.	22,393,091

Household Products — 3.4%
707,030	The Procter & Gamble Co.	43,192,463

Internet Software & Services* — 4.2%
269,294	Equinix, Inc.	24,777,741
58,286	Google, Inc.	28,279,201

		53,056,942

IT Services — 4.5%
193,580	Cognizant Technology Solutions Corp.*	9,686,743
292,892	Global Payments, Inc.	12,357,114
72,800	MasterCard, Inc.	14,688,856
119,870	Visa, Inc.	8,685,780
770,509	Western Union Co.	12,297,324

		57,715,817

Life Sciences Tools & Services* — 2.9%
463,687	Charles River Laboratories International, Inc.	15,552,062
403,523	Thermo Fisher Scientific, Inc.	21,007,407

		36,559,469

Machinery — 0.5%
86,900	Danaher Corp.	6,898,122

Media* — 1.1%
404,965	Viacom, Inc. Class B	13,610,874

Multiline Retail — 2.1%
483,177	Target Corp.	26,347,642

Oil , Gas & Consumable Fuels — 3.2%
246,689	Occidental Petroleum Corp.	20,354,309
540,300	Southwestern Energy Co.*	20,320,683

		40,674,992

Personal Products — 1.3%
636,045	Avon Products, Inc.	16,848,832

Pharmaceuticals — 4.6%
678,699	Johnson & Johnson	39,568,152
285,200	Merck & Co., Inc.	9,608,388
172,287	Teva Pharmaceutical Industries Ltd. ADR	9,444,773

		58,621,313

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 1.9%
1,545,409	CB Richard Ellis Group, Inc.	$24,463,824

Semiconductors & Semiconductor Equipment — 3.4%
795,607	Broadcom Corp.	27,464,354
664,380	Xilinx, Inc.	16,244,091

		43,708,445

Software — 6.4%
1,680,093	Microsoft Corp.	43,346,399
1,688,785	Oracle Corp.	38,115,878

		81,462,277

Specialty Retail — 4.2%
146,800	Bed Bath & Beyond, Inc.*	6,586,916
1,053,318	Lowe’s Cos., Inc.	26,069,621
996,925	Staples, Inc.	21,453,826

		54,110,363

Textiles , Apparel & Luxury Goods — 1.9%
327,177	NIKE, Inc. Class B	23,681,071

Thrifts & Mortgage Finance — 1.0%
944,060	People’s United Financial, Inc.	13,188,518

Wireless Telecommunication Services* — 4.5%
1,021,000	American Tower Corp.	41,381,130
443,265	Crown Castle International Corp.	16,414,103

		57,795,233

TOTAL COMMON STOCKS		$1,273,331,736

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.3%
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II
$3,300,000	0.203%	06/01/10	$3,300,000
Maturity Value: $3,300,074

TOTAL INVESTMENTS — 100.2%			$1,276,631,736

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,103,566)

NET ASSETS — 100.0%			$1,274,528,170

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CAPITAL GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,081,465,857

Gross unrealized gain	260,997,246
Gross unrealized loss	(65,831,367)

Net unrealized security gain	$195,165,879

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Beverages — 4.1%
168,900	PepsiCo., Inc.	$10,622,121

Biotechnology* — 3.4%
90,540	Biogen Idec, Inc.	4,294,312
125,090	Gilead Sciences, Inc.	4,493,233

		8,787,545

Capital Markets — 4.0%
113,040	Northern Trust Corp.	5,743,563
279,480	The Charles Schwab Corp.	4,566,703

		10,310,266

Chemicals — 1.5%
50,690	Praxair, Inc.	3,933,544

Communications Equipment — 7.3%
429,900	Cisco Systems, Inc.*	9,956,484
258,080	QUALCOMM, Inc.	9,177,325

		19,133,809

Computers & Peripherals* — 5.4%
54,920	Apple, Inc.	14,123,227

Diversified Financial Services — 3.0%
24,430	CME Group, Inc.	7,735,760

Energy Equipment & Services — 6.1%
228,000	Halliburton Co.	5,661,240
181,400	Schlumberger Ltd.	10,185,610

		15,846,850

Food & Staples Retailing — 3.0%
134,730	Costco Wholesale Corp.	7,848,022

Health Care Equipment & Supplies — 5.8%
206,050	Baxter International, Inc.	8,701,491
174,350	St. Jude Medical, Inc.*	6,510,229

		15,211,720

Health Care Providers & Services* — 1.7%
44,230	Express Scripts, Inc.	4,449,538

Household Products — 3.7%
158,850	The Procter & Gamble Co.	9,704,146

Internet Software & Services* — 3.1%
88,710	Equinix, Inc.	8,162,207

IT Services — 2.3%
30,090	MasterCard, Inc.	6,071,259

Life Sciences Tools & Services* — 2.4%
119,810	Thermo Fisher Scientific, Inc.	6,237,309

Multiline Retail — 2.1%
102,960	Target Corp.	5,614,409

Shares	Description	Value
Common Stocks — (continued)
Oil , Gas & Consumable Fuels — 4.2%
75,650	Occidental Petroleum Corp.	$6,241,882
125,320	Southwestern Energy Co.*	4,713,285

		10,955,167

Personal Products — 1.5%
147,840	Avon Products, Inc.	3,916,282

Pharmaceuticals — 4.8%
149,660	Johnson & Johnson	8,725,178
67,390	Teva Pharmaceutical Industries Ltd. ADR	3,694,320

		12,419,498

Real Estate Management & Development* — 2.9%
477,100	CB Richard Ellis Group, Inc.	7,552,493

Semiconductors & Semiconductor Equipment — 4.6%
165,330	Altera Corp.	3,896,828
235,510	Broadcom Corp.	8,129,805

		12,026,633

Software — 7.4%
399,260	Microsoft Corp.	10,300,908
402,950	Oracle Corp.	9,094,581

		19,395,489

Specialty Retail — 5.2%
247,930	Lowe’s Cos., Inc.	6,136,268
341,370	Staples, Inc.	7,346,282

		13,482,550

Textiles , Apparel & Luxury Goods — 2.5%
91,770	NIKE, Inc. Class B	6,642,313

Wireless Telecommunication Services* — 7.2%
300,080	American Tower Corp.	12,162,242
175,560	Crown Castle International Corp.	6,500,987

		18,663,229

TOTAL COMMON STOCKS		$258,845,386

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.4%
Repurchase Agreement — 1.4%
Joint Repurchase Agreement Account II
$3,600,000	0.203%	06/01/10	$3,600,000
Maturity Value: $3,600,081

TOTAL INVESTMENTS — 100.6%			$262,445,386

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(1,616,735)

NET ASSETS — 100.0%			$260,828,651

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CONCENTRATED GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$240,728,432

Gross unrealized gain	37,658,667
Gross unrealized loss	(15,941,713)

Net unrealized security gain	$21,716,954

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Aerospace & Defense* — 1.0%
493,277	Alliant Techsystems, Inc.	$33,932,525

Air Freight & Logistics — 1.1%
613,143	C.H. Robinson Worldwide, Inc.	35,629,740

Beverages* — 2.0%
1,665,416	Hansen Natural Corp.	65,034,495

Biotechnology* — 3.8%
2,496,550	Amylin Pharmaceuticals, Inc.	41,243,006
1,127,416	Biogen Idec, Inc.	53,473,341
1,835,106	Talecris Biotherapeutics Holdings Corp.	30,426,057

		125,142,404

Capital Markets — 4.6%
992,106	Lazard Ltd.	31,291,023
1,387,570	Northern Trust Corp.	70,502,432
2,759,145	TD Ameritrade Holding Corp.*	48,919,641

		150,713,096

Chemicals — 2.3%
1,644,300	Ecolab, Inc.	77,660,289

Commercial Services & Supplies — 2.2%
3,021,377	Iron Mountain, Inc.	74,084,164

Computers & Peripherals* — 1.1%
1,003,729	NetApp, Inc.	37,820,509

Construction & Engineering* — 1.0%
1,532,522	Quanta Services, Inc.	31,769,181

Consumer Finance* — 1.6%
4,608,834	SLM Corp.	51,204,146

Diversified Financial Services* — 1.8%
509,050	IntercontinentalExchange, Inc.	59,115,976

Diversified Telecommunication Services* — 1.7%
3,162,155	tw telecom, inc.	55,306,091

Electrical Equipment — 2.0%
558,029	Rockwell Automation, Inc.	29,815,489
601,326	Roper Industries, Inc.	34,888,935

		64,704,424

Electronic Equipment, Instruments & Components — 3.2%
1,434,711	Amphenol Corp.	60,831,746
1,552,869	FLIR Systems, Inc.*	44,241,238

		105,072,984

Energy Equipment & Services — 5.3%
2,078,699	Cameron International Corp.*	75,248,904
422,404	Core Laboratories NV	57,438,496

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
889,096	Dril-Quip, Inc.*	$43,307,866

		175,995,266

Health Care Equipment & Supplies — 4.9%
723,066	C.R. Bard, Inc.	58,546,654
1,530,974	CareFusion Corp.*	38,917,359
1,760,046	St. Jude Medical, Inc.*	65,720,118

		163,184,131

Health Care Providers & Services* — 2.1%
1,934,382	Emdeon, Inc.	26,152,845
753,544	Henry Schein, Inc.	42,507,417

		68,660,262

Household Durables — 3.4%
951,396	Fortune Brands, Inc.	45,143,740
3,957,986	Newell Rubbermaid, Inc.	65,940,047

		111,083,787

Household Products* — 1.6%
962,820	Energizer Holdings, Inc.	54,100,856

Internet & Catalog Retail* — 0.7%
217,119	Netflix, Inc.	24,132,777

Internet Software & Services* — 2.3%
820,205	Equinix, Inc.	75,467,062

IT Services — 5.6%
707,864	Cognizant Technology Solutions Corp.*	35,421,514
1,445,985	Genpact Ltd.*	24,422,687
1,971,684	Global Payments, Inc.	83,185,348
2,591,739	Western Union Co.	41,364,154
		184,393,703

Life Sciences Tools & Services* — 2.3%
2,265,477	Charles River Laboratories International, Inc.	75,984,098

Machinery — 1.3%
1,563,884	Kennametal, Inc.	44,117,168

Media* — 0.9%
1,058,063	Lamar Advertising Co.	31,181,117

Oil, Gas & Consumable Fuels* — 4.3%
2,287,936	Petrohawk Energy Corp.	43,997,009
1,311,558	Southwestern Energy Co.	49,327,696
589,797	Whiting Petroleum Corp.	49,371,907

		142,696,612

Paper & Forest Products — 1.2%
741,019	Schweitzer-Mauduit International, Inc.	40,904,249

Personal Products — 1.8%
2,268,220	Avon Products, Inc.	60,085,148

Professional Services* — 0.8%
875,332	Verisk Analytics, Inc.	26,478,793

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Management & Development* — 2.1%
4,448,464	CB Richard Ellis Group, Inc.	$70,419,185

Semiconductors & Semiconductor Equipment — 7.0%
2,260,600	Altera Corp.	53,282,342
1,962,221	Broadcom Corp.	67,735,869
2,396,681	FormFactor, Inc.*	30,845,285
1,096,040	Linear Technology Corp.	30,645,278
1,967,542	Xilinx, Inc.	48,106,402

		230,615,176

Software* — 2.4%
886,659	Citrix Systems, Inc.	38,667,199
487,114	Salesforce.com, Inc.	42,149,974

		80,817,173

Specialty Retail — 9.8%
725,526	Advance Auto Parts, Inc.	37,553,226
1,428,564	Bed Bath & Beyond, Inc.*	64,099,667
1,164,926	Dick’s Sporting Goods, Inc.*	33,212,040
3,193,508	GameStop Corp.*	72,780,047
1,662,942	PetSmart, Inc.	52,815,038
3,052,213	Staples, Inc.	65,683,624

		326,143,642

Textiles, Apparel & Luxury Goods — 4.3%
819,684	Coach, Inc.	33,697,209
770,466	Phillips-Van Heusen Corp.	42,167,604
768,749	Polo Ralph Lauren Corp.	66,773,538

		142,638,351

Thrifts & Mortgage Finance — 1.7%
4,102,623	People’s United Financial, Inc.	57,313,643

Wireless Telecommunication Services* — 3.2%
1,598,600	American Tower Corp.	64,791,258
1,134,062	Crown Castle International Corp.	41,994,316

		106,785,574

TOTAL COMMON STOCKS		$3,260,387,797

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.7%
Repurchase Agreement — 1.7%
Joint Repurchase Agreement Account II
$58,500,000	0.203%	06/01/10	$58,500,000
Maturity Value: $58,501,320

TOTAL INVESTMENTS — 100.1%			$3,318,887,797

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(4,728,973)

NET ASSETS — 100.0%			$3,314,158,824

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,115,351,699

Gross unrealized gain	393,370,838
Gross unrealized loss	(189,834,740)

Net unrealized security gain	$203,536,098

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Aerospace & Defense* — 3.1%
207,777	Aerovironment, Inc.	$5,202,736
81,007	Alliant Techsystems, Inc.	5,572,471
239,382	DigitalGlobe, Inc.	6,695,515

		17,470,722

Auto Components* — 0.3%
221,419	Amerigon, Inc.	1,952,916

Beverages* — 2.0%
277,799	Hansen Natural Corp.	10,848,051

Biotechnology* — 4.0%
66,836	Alexion Pharmaceuticals, Inc.	3,343,805
406,856	Amylin Pharmaceuticals, Inc.	6,721,261
33,600	Cephalon, Inc.	1,977,696
337,845	Halozyme Therapeutics, Inc.	2,476,404
187,800	Incyte Corp.	2,420,742
310,225	Talecris Biotherapeutics Holdings Corp.	5,143,531

		22,083,439

Capital Markets — 4.4%
151,584	Eaton Vance Corp.	4,530,846
267,662	Evercore Partners, Inc.	8,725,781
61,200	Lazard Ltd.	1,930,248
82,185	Oppenheimer Holdings, Inc.	2,295,427
948,006	TradeStation Group, Inc.*	6,740,323

		24,222,625

Chemicals* — 1.3%
352,205	STR Holdings, Inc.	7,470,268

Commercial Banks — 0.5%
96,655	Eagle Bancorp, Inc.*	1,259,415
82,800	East West Bancorp, Inc.	1,407,600

		2,667,015

Commercial Services & Supplies — 6.0%
481,784	Healthcare Services Group, Inc.	9,688,676
459,173	Iron Mountain, Inc.	11,258,922
345,151	Ritchie Bros. Auctioneers, Inc.	7,034,178
88,200	Stericycle, Inc.*	5,170,284

		33,152,060

Communications Equipment* — 0.7%
340,237	Calix, Inc.	4,161,098

Construction & Engineering* — 0.9%
249,604	Quanta Services, Inc.	5,174,291

Consumer Finance* — 1.5%
753,009	SLM Corp.	8,365,930

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services* — 2.3%
48,632	Capella Education Co.	$4,177,975
155,610	Coinstar, Inc.	8,350,033

		12,528,008

Diversified Financial Services* — 0.2%
40,800	MSCI, Inc.	1,209,720

Diversified Telecommunication Services* — 1.8%
556,843	tw telecom, inc.	9,739,184

Electrical Equipment — 1.8%
47,395	Rockwell Automation, Inc.	2,532,315
125,538	Roper Industries, Inc.	7,283,715

		9,816,030

Electronic Equipment, Instruments & Components — 5.6%
207,571	Amphenol Corp.	8,801,010
301,224	Cogent, Inc.*	2,686,918
97,764	Dolby Laboratories, Inc.*	6,453,402
81,586	DTS, Inc.*	2,694,786
250,184	FLIR Systems, Inc.*	7,127,742
194,447	IPG Photonics Corp.*	3,270,598

		31,034,456

Energy Equipment & Services — 3.3%
80,400	Core Laboratories NV	10,932,792
148,200	Dril-Quip, Inc.*	7,218,822

		18,151,614

Food Products* — 0.5%
460,844	Smart Balance, Inc.	2,755,847

Health Care Equipment & Supplies* — 1.5%
154,800	CareFusion Corp.	3,935,016
270,001	Natus Medical, Inc.	4,468,517

		8,403,533

Health Care Providers & Services* — 2.6%
422,422	Emdeon, Inc.	5,711,146
152,979	Henry Schein, Inc.	8,629,545

		14,340,691

Health Care Technology* — 1.0%
254,402	MedAssets, Inc.	5,772,381

Hotels, Restaurants & Leisure — 1.8%
161,397	Choice Hotels International, Inc.	5,376,134
307,114	Texas Roadhouse, Inc.*	4,483,864

		9,859,998

Household Durables — 0.7%
220,800	Newell Rubbermaid, Inc.	3,678,528

Household Products* — 1.4%
133,790	Energizer Holdings, Inc.	7,517,660

Internet & Catalog Retail* — 1.0%
32,930	Blue Nile, Inc.	1,544,417

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — (continued)
36,890	Netflix, Inc.	$4,100,323

		5,644,740

Internet Software & Services* — 2.9%
114,000	Equinix, Inc.	10,489,140
189,601	GSI Commerce, Inc.	5,339,164

		15,828,304

IT Services — 4.5%
398,417	Echo Global Logistics, Inc.*	5,227,231
523,808	Genpact Ltd.*	8,847,117
254,406	Global Payments, Inc.	10,733,389

		24,807,737

Life Sciences Tools & Services* — 4.1%
571,250	Bruker Corp.	7,274,869
380,853	Charles River Laboratories International, Inc.	12,773,810
26,516	Millipore Corp.	2,816,264

		22,864,943

Machinery — 2.7%
993,624	Energy Recovery, Inc.*	3,557,174
140,753	IDEX Corp.	4,298,596
261,800	Kennametal, Inc.	7,385,378

		15,241,148

Media* — 0.9%
171,565	Lamar Advertising Co.	5,056,021

Oil, Gas & Consumable Fuels* — 5.2%
519,615	Petrohawk Energy Corp.	9,992,197
828,027	Rex Energy Corp.	8,652,882
120,609	Whiting Petroleum Corp.	10,096,179

		28,741,258

Paper & Forest Products — 1.2%
121,773	Schweitzer-Mauduit International, Inc.	6,721,870

Pharmaceuticals* — 0.5%
287,422	Eurand NV	2,569,553

Professional Services* — 1.0%
103,810	Mistras Group, Inc.	1,239,491
140,372	Verisk Analytics, Inc.	4,246,253

		5,485,744

Real Estate Management & Development* — 2.1%
740,400	CB Richard Ellis Group, Inc.	11,720,532

Road & Rail* — 0.3%
123,000	Roadrunner Transportation Systems, Inc.	1,726,920

Semiconductors & Semiconductor Equipment — 5.2%
185,400	Altera Corp.	4,369,878
181,846	Cavium Networks, Inc.*	4,833,467
454,211	FormFactor, Inc.*	5,845,696

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
114,600	Hittite Microwave Corp.*	$5,240,658
150,013	Linear Technology Corp.	4,194,363
178,800	Xilinx, Inc.	4,371,660

		28,855,722

Software* — 1.4%
66,600	Rosetta Stone, Inc.	1,748,250
524,432	Sonic Solutions	6,235,496

		7,983,746

Specialty Retail — 8.8%
123,000	Advance Auto Parts, Inc.	6,366,480
239,459	Dick’s Sporting Goods, Inc.*	6,826,976
515,436	GameStop Corp.*	11,746,787
582,280	OfficeMax, Inc.*	10,382,052
226,174	PetSmart, Inc.	7,183,286
112,191	Rue21, Inc.*	3,808,885
58,800	Tiffany & Co.	2,671,284

		48,985,750

Textiles, Apparel & Luxury Goods — 2.5%
173,985	Phillips-Van Heusen Corp.	9,522,199
128,370	Under Armour, Inc.*	4,324,785

		13,846,984

Thrifts & Mortgage Finance — 1.3%
535,820	People’s United Financial, Inc.	7,485,405

Wireless Telecommunication Services* — 2.4%
397,764	SBA Communications Corp.	13,138,145

TOTAL COMMON STOCKS		$539,080,587

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 4.0%
Repurchase Agreement — 4.0%
Joint Repurchase Agreement Account II
$22,300,000	0.203%	06/01/10	$22,300,000
Maturity Value: $22,300,503

TOTAL INVESTMENTS — 101.2%			$561,380,587

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%			(6,539,346)

NET ASSETS — 100.0%			$554,841,241

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investment section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$511,295,106

Gross unrealized gain	74,570,116
Gross unrealized loss	(24,484,635)

Net unrealized security gain	$50,085,481

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.8%
Aerospace & Defense — 1.4%
118,670	United Technologies Corp.	$7,995,985

Beverages — 5.1%
338,140	PepsiCo., Inc.	21,265,625
137,740	The Coca-Cola Co.	7,079,836

		28,345,461

Biotechnology* — 3.2%
166,890	Biogen Idec, Inc.	7,915,593
266,120	Gilead Sciences, Inc.	9,559,030

		17,474,623

Capital Markets — 4.4%
237,850	Morgan Stanley & Co.	6,448,113
200,570	Northern Trust Corp.	10,190,962
483,200	The Charles Schwab Corp.	7,895,488

		24,534,563

Chemicals — 3.2%
167,879	Ecolab, Inc.	7,928,925
123,270	Praxair, Inc.	9,565,752

		17,494,677

Communications Equipment — 6.1%
775,540	Cisco Systems, Inc.*	17,961,506
445,230	QUALCOMM, Inc.	15,832,379

		33,793,885

Computers & Peripherals* — 6.1%
111,640	Apple, Inc.	28,709,343
138,080	NetApp, Inc.	5,202,854

		33,912,197

Diversified Financial Services — 3.0%
34,900	CME Group, Inc.	11,051,085
140,640	JPMorgan Chase & Co.	5,566,531

		16,617,616

Energy Equipment & Services — 4.9%
441,110	Halliburton Co.	10,952,761
290,810	Schlumberger Ltd.	16,328,982

		27,281,743

Food & Staples Retailing — 2.5%
241,940	Costco Wholesale Corp.	14,093,005

Food Products — 1.0%
192,050	Kraft Foods, Inc.	5,492,630

Health Care Equipment & Supplies — 4.4%
344,950	Baxter International, Inc.	14,567,238
264,250	St. Jude Medical, Inc.*	9,867,095

		24,434,333

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services* — 1.0%
55,290	Express Scripts, Inc.	$5,562,174

Hotels, Restaurants & Leisure — 1.9%
158,340	McDonald’s Corp.	10,588,196

Household Products — 3.6%
327,240	The Procter & Gamble Co.	19,991,092

Internet Software & Services* — 3.4%
63,490	Equinix, Inc.	5,841,715
26,499	Google, Inc.	12,856,785

		18,698,500

IT Services — 3.7%
45,150	MasterCard, Inc.	9,109,916
66,570	Visa, Inc.	4,823,662
416,440	Western Union Co.	6,646,382

		20,579,960

Life Sciences Tools & Services* — 1.5%
161,750	Thermo Fisher Scientific, Inc.	8,420,705

Machinery — 1.2%
82,240	Danaher Corp.	6,528,211

Media* — 1.1%
179,927	Viacom, Inc. Class B	6,047,346

Multiline Retail — 2.3%
235,820	Target Corp.	12,859,265

Oil, Gas & Consumable Fuels — 3.3%
115,270	Occidental Petroleum Corp.	9,510,928
233,050	Southwestern Energy Co.*	8,765,010

		18,275,938

Personal Products — 1.7%
360,050	Avon Products, Inc.	9,537,725

Pharmaceuticals — 5.5%
333,710	Johnson & Johnson	19,455,293
169,920	Merck & Co., Inc.	5,724,605
96,200	Teva Pharmaceutical Industries Ltd. ADR	5,273,684

		30,453,582

Semiconductors & Semiconductor Equipment — 4.0%
370,830	Broadcom Corp.	12,801,052
390,920	Xilinx, Inc.	9,557,994

		22,359,046

Software — 7.1%
829,880	Microsoft Corp.	21,410,904
798,700	Oracle Corp.	18,026,659

		39,437,563

Specialty Retail — 5.1%
105,390	Bed Bath & Beyond, Inc.*	4,728,849
536,150	Lowe’s Cos., Inc.	13,269,712

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
467,880	Staples, Inc.	$10,068,778

		28,067,339

Textiles, Apparel & Luxury Goods — 2.0%
155,960	NIKE, Inc. Class B	11,288,385

Thrifts & Mortgage Finance — 1.0%
380,190	People’s United Financial, Inc.	5,311,254

Wireless Telecommunication Services* — 5.1%
392,450	American Tower Corp.	15,905,998
339,330	Crown Castle International Corp.	12,565,390

		28,471,388

TOTAL COMMON STOCKS		$553,948,387

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.6%
Repurchase Agreement — 0.6%
Joint Repurchase Agreement Account II
$3,700,000	0.203%	06/01/10	$3,700,000
Maturity Value: $3,700,083

TOTAL INVESTMENTS — 100.4%			$557,648,387

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(2,495,787)

NET ASSETS — 100.0%			$555,152,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$545,107,545

Gross unrealized gain	40,702,263
Gross unrealized loss	(28,161,421)

Net unrealized security gain	$12,540,842

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments
May 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Aerospace & Defense* — 2.7%
328,720	DigitalGlobe, Inc.	$9,194,298

Chemicals* — 2.1%
344,561	STR Holdings, Inc.	7,308,139

Commercial Services & Supplies — 3.9%
538,880	Iron Mountain, Inc.	13,213,338

Communications Equipment — 8.5%
444,240	Calix, Inc.*	5,433,055
536,595	Cisco Systems, Inc.*	12,427,541
320,845	QUALCOMM, Inc.	11,409,248

		29,269,844

Computers & Peripherals* — 11.8%
104,733	Apple, Inc.	26,933,138
358,430	NetApp, Inc.	13,505,643

		40,438,781

Diversified Consumer Services* — 3.1%
200,140	Coinstar, Inc.	10,739,512

Diversified Telecommunication Services* — 2.4%
462,476	tw telecom, inc.	8,088,705

Electronic Equipment, Instruments & Components — 7.3%
217,170	Amphenol Corp.	9,208,008
156,578	Dolby Laboratories, Inc.*	10,335,714
167,423	DTS, Inc.*	5,529,981

		25,073,703

Internet & Catalog Retail* — 1.6%
48,690	Netflix, Inc.	5,411,893

Internet Software & Services* — 6.3%
102,500	Equinix, Inc.	9,431,025
24,963	Google, Inc.	12,111,548

		21,542,573

IT Services — 8.2%
140,710	Cognizant Technology Solutions Corp.*	7,041,128
406,088	Echo Global Logistics, Inc.*	5,327,875
205,520	Global Payments, Inc.	8,670,889
35,360	MasterCard, Inc.	7,134,587

		28,174,479

Media* — 1.9%
220,281	Lamar Advertising Co.	6,491,681

Semiconductors & Semiconductor Equipment — 11.4%
275,940	Altera Corp.	6,503,906
301,290	Broadcom Corp.	10,400,531
195,312	Cavium Networks, Inc.*	5,191,393
377,160	FormFactor, Inc.*	4,854,049
259,630	Linear Technology Corp.	7,259,255

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
202,030	Xilinx, Inc.	$4,939,633

		39,148,767

Software — 18.9%
661,210	Activision Blizzard, Inc.	7,108,008
160,130	Citrix Systems, Inc.*	6,983,269
223,410	CommVault Systems, Inc.*	5,035,661
653,115	Microsoft Corp.	16,850,367
418,080	Oracle Corp.	9,436,066
103,570	Salesforce.com, Inc.*	8,961,912
882,902	Sonic Solutions*	10,497,705

		64,872,988

Specialty Retail* — 4.1%
611,520	GameStop Corp.	13,936,541

Wireless Telecommunication Services* — 5.0%
417,820	American Tower Corp.	16,934,245

TOTAL COMMON STOCKS		$339,839,487

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.0%
Repurchase Agreement — 1.0%
Joint Repurchase Agreement Account II
$3,500,000	0.203%	06/01/10	$3,500,000
Maturity Value: $3,500,079

TOTAL INVESTMENTS — 100.2%			$343,339,487

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(661,659)

NET ASSETS — 100.0%			$342,677,828

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*  Non-income producing security.
(a) Joint repurchase agreement was entered into on May 28, 2010. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUND
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At May 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$303,577,974

Gross unrealized gain	60,404,829
Gross unrealized loss	(20,643,316)

Net unrealized security gain	$39,761,513

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of May 31, 2010:

All Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$20,760,610	$—	$—

Capital Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,273,331,736	$—	$—
Short-term Investments	—	3,300,000	—

Total	$1,273,331,736	$3,300,000	$—

Concentrated Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$258,845,386	$—	$—
Short-term Investments	—	3,600,000	—

Total	$258,845,386	$3,600,000	$—

Growth Opportunities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$3,260,387,797	$—	$—
Short-term Investments	—	58,500,000	—

Total	$3,260,387,797	$58,500,000	$—

Small/Mid Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$539,080,587	$—	$—
Short-term Investments	—	22,300,000	—

Total	$539,080,587	$22,300,000	$—

Strategic Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$553,948,387	$—	$—
Short-term Investments	—	3,700,000	—

Total	$553,948,387	$3,700,000	$—

Tollkeeper	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$339,839,487	$—	$—
Short-term Investments	—	3,500,000	—

Total	$339,839,487	$3,500,000	$—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Capital Growth	$3,300,000

Concentrated Growth	3,600,000

Growth Opportunities	58,500,000

Small/Mid Cap Growth	22,300,000

Strategic Growth	3,700,000

Tollkeeper	3,500,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,000,000,000	0.20%	06/01/10	$5,000,111,111

Barclays Capital, Inc.	3,015,000,000	0.19	06/01/10	3,015,063,650

Barclays Capital, Inc.	1,000,000,000	0.20	06/01/10	1,000,022,222

Barclays Capital, Inc.	668,000,000	0.21	06/01/10	668,015,587

BNP Paribas Securities Co.	2,000,000,000	0.20	06/01/10	2,000,044,444

BNP Paribas Securities Co.	3,000,000,000	0.21	06/01/10	3,000,070,000

Citigroup Global Markets, Inc.	1,500,000,000	0.21	06/01/10	1,500,035,000

Credit Suisse Securities (USA) LLC	845,000,000	0.21	06/01/10	845,019,717

Deutsche Bank Securities, Inc.	790,000,000	0.20	06/01/10	790,017,555

JPMorgan Securities	340,000,000	0.20	06/01/10	340,007,556

Merrill Lynch & Co., Inc.	850,000,000	0.20	06/01/10	850,018,889

Morgan Stanley & Co.	1,860,000,000	0.20	06/01/10	1,860,041,333

RBS Securities, Inc.	2,000,000,000	0.21	06/01/10	2,000,046,667

UBS Securities LLC	429,000,000	0.21	06/01/10	429,010,010

Wells Fargo Securities LLC	3,750,000,000	0.21	06/01/10	3,750,087,500

TOTAL				$27,047,611,241

At May 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.300% to 5.375%	07/18/11 to 02/13/12

Federal Home Loan Bank	0.400 to 2.875	01/04/11 to 06/12/15

Federal Home Loan Mortgage Corp.	0.000 to 7.000	06/23/10 to 06/01/40

Federal National Mortgage Association	0.000 to 9.000	06/15/10 to 05/01/50

Government National Mortgage Association	3.500 to 9.000	04/15/13 to 05/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Notes	1.375 to 4.125	01/15/13 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $27,618,401,698.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS
Schedule of Investments (continued)
May 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tollkeeper Fund invests primarily in equity investments in “Tollkeeper” companies. In general, the investment adviser defines a Tollkeeper company as a high-quality technology, media, or service company that adopts or uses technology to improve its cost structure, revenue, opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Tollkeeper Fund may also invest in a relatively few number of issuers. As a result, the Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	July 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2010

* Print the name and title of each signing officer under his or her signature.